Deferred Tax Assets and Deferred Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities

	December 31,
	2018	2017
Deferred tax assets
Revenue and expense cutoff	$204,904	$78,456
Allowance for doubtful accounts	359,789	235,007
Loss carryforward	526,855	1,709,433
	1,091,548	2,022,896
Less: valuation allowance	(526,855)	(1,709,433)
	$564,693	$313,463
Deferred tax liability
Depreciation of property and equipment	$78,684	$-

Schedule of analysis of the deferred income tax balances for financial reporting purpose
	December 31,
	2018	2017
Deferred tax assets	$486,009	$313,463
Deferred tax liabilities	$-	$-